Business acquisitions and disposition - Acquisition of Distributel (Details) - Distributel - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 01, 2022
Disclosure of detailed information about business combination [line items]
Cash consideration			$ 303
Cash consideration, net of cash acquired			282
Contingent consideration			39
Total cost to be allocated			342
Other non-cash working capital			14
Property, plant and equipment			29
Indefinite-life intangible assets			84
Finite-lived intangibles			52
Deferred tax assets			8
Other long-term assets			4
Trade payables and other liabilities			(28)
Contract liabilities			(3)
Deferred tax liabilities			(39)
Other long-term liabilities			(6)
Total costs to be allocated, excluding cash and cash equivalents and goodwill			115
Fair value of net assets acquired			136
Cash and cash equivalents			21
Goodwill			206
Revenue of acquiree since acquisition date	$ 14
Revenue of combined entity as if combination occurred at beginning of period		$ 24,309
Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration			$ 65